LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Loans Receivable, Recorded Investment	$ 264,543	$ 183,789
Residential Real Estate One To Four Family [Member]
Loans Receivable, Recorded Investment	209,092	149,086
Residential Real Estate One To Four Family [Member] | Pass [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate One To Four Family [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	4,923	64
Residential Real Estate One To Four Family [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	9,832	3,057
Residential Real Estate One To Four Family [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate One To Four Family [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	194,337	145,965
Residential Real Estate Multi Family [Member]
Loans Receivable, Recorded Investment	14,506	15,495
Residential Real Estate Multi Family [Member] | Pass [Member]
Loans Receivable, Recorded Investment	12,956	12,692
Residential Real Estate Multi Family [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Multi Family [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	1,550	2,803
Residential Real Estate Multi Family [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Multi Family [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0	0
Construction [Member]
Loans Receivable, Recorded Investment	1,753	964
Construction [Member] | Pass [Member]
Loans Receivable, Recorded Investment	1,753	964
Construction [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0	0
Construction [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0	0
Construction [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Construction [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0	0
Nonresidential Real Estate And Land [Member]
Loans Receivable, Recorded Investment		11,098
Nonresidential Real Estate And Land [Member] | Pass [Member]
Loans Receivable, Recorded Investment		10,831
Nonresidential Real Estate And Land [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment		267
Nonresidential Real Estate And Land [Member] | Substandard [Member]
Loans Receivable, Recorded Investment		0
Nonresidential Real Estate And Land [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment		0
Nonresidential Real Estate And Land [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment		0
Land [Member]
Loans Receivable, Recorded Investment	2,821
Land [Member] | Pass [Member]
Loans Receivable, Recorded Investment	2,050
Land [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0
Land [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	771
Land [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0
Land [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0
Farm [Member]
Loans Receivable, Recorded Investment	1,843
Farm [Member] | Pass [Member]
Loans Receivable, Recorded Investment	1,843
Farm [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0
Farm [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0
Farm [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0
Farm [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0
Non Residential Real Estate [Member]
Loans Receivable, Recorded Investment	22,092
Non Residential Real Estate [Member] | Pass [Member]
Loans Receivable, Recorded Investment	19,246
Non Residential Real Estate [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0
Non Residential Real Estate [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	2,846
Non Residential Real Estate [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0
Non Residential Real Estate [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0
Commercial and industrial [Member]
Loans Receivable, Recorded Investment	3,189
Commercial and industrial [Member] | Pass [Member]
Loans Receivable, Recorded Investment	3,071
Commercial and industrial [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0
Commercial and industrial [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	118
Commercial and industrial [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0
Commercial and industrial [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0
Consumer and Other Loan [Member]
Loans Receivable, Recorded Investment		4,865
Consumer and Other Loan [Member] | Pass [Member]
Loans Receivable, Recorded Investment		0
Consumer and Other Loan [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment		0
Consumer and Other Loan [Member] | Substandard [Member]
Loans Receivable, Recorded Investment		0
Consumer and Other Loan [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment		0
Consumer and Other Loan [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment		4,865
Loans On Deposits [Member] | Pass [Member]
Loans Receivable, Recorded Investment	2,710	0
Loans On Deposits [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0	0
Loans On Deposits [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0	0
Loans On Deposits [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Loans On Deposits [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0	2,281
Home Equity Line of Credit [Member]
Loans Receivable, Recorded Investment	5,757
Home Equity Line of Credit [Member] | Pass [Member]
Loans Receivable, Recorded Investment	5,757
Home Equity Line of Credit [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0
Home Equity Line of Credit [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0
Home Equity Line of Credit [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0
Home Equity Line of Credit [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0
Automobile Loan [Member]
Loans Receivable, Recorded Investment	72
Automobile Loan [Member] | Pass [Member]
Loans Receivable, Recorded Investment	37
Automobile Loan [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0
Automobile Loan [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	35
Automobile Loan [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0
Automobile Loan [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0
Unsecured Loans [Member]
Loans Receivable, Recorded Investment	708
Unsecured Loans [Member] | Pass [Member]
Loans Receivable, Recorded Investment	681
Unsecured Loans [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	27
Unsecured Loans [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0
Unsecured Loans [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0
Unsecured Loans [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	$ 0